Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	May. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	May. 22, 2015
Common stock par value		$ 0.0001
Preferred Stock issued		5,300
Preferred Stock outstanding		5,300
Common stock issued		9,725
Common stock outstanding		9,725
Conversion of common stock			324.082
Parent Common Stock issued to holders of Akoustis stock			5,500,006
Private placement offering in shares			3,531,104
private placement offering price per share			$ 1.50
Proceeds from private placement offering			$ 5,296,656
Proceeds from convertible notes		$ 655,000	645,000
Placement agent fees and expenses			$ 762,392
Subsequent Event [Member]
Proceeds from private placement offering	$ 5,296,656
Parent and Akoustis Acquisition Corp. [Member] | Subsequent Event [Member]
Cancellation of common stock	9,854,019
Common stock par value				$ 0.001
Preferred Stock issued				5,300
Preferred Stock outstanding				5,300
Common stock issued				11,671
Common stock outstanding				11,671
Conversion of common stock	324.082
Parent Common Stock issued to holders of Akoustis stock				5,500,006
Private placement offering in shares	3,531,104
private placement offering price per share				$ 1.50
Proceeds from private placement offering	$ 5,296,656
Proceeds from convertible notes	645,000
Placement agent fees and expenses	$ 762,392